Annual Operating Expenses {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-12 - Fidelity Japan Fund	Dec. 30, 2021
Fidelity Advisor Japan Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%
Total annual operating expenses	1.38%
Fidelity Advisor Japan Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.36%
Total annual operating expenses	1.70%
Fidelity Advisor Japan Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	2.09%
Fidelity Advisor Japan Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	1.04%
Fidelity Advisor Japan Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.96%